Schedule of Revenue by Major Customers (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 1		46,762
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 2	11.00%	11.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 3		57,382
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 4	11.00%	11.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 5		67,886
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 6	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 7	$ 10,896